Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Allianz Variable Insurance Products Fund of Funds Trust
Entity Central Index Key	0001301708
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000075564
Shareholder Report [Line Items]
Fund Name	AZL Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL Balanced Index Strategy Fund (the “Fund”) returned 8.36%. That compared to 25.02%, 1.25% and 12.74% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. Small- and mid-cap equities generally produced positive returns but tended to underperform large-caps stocks during the year. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year, for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Balanced Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market, non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.000000005
Dec 15	$10,001	$10,138	$10,055	10,112.0068927369
Dec 16	$10,677	$11,351	$10,321	10,848.0521878323
Dec 17	$11,905	$13,829	$10,687	12,195.8274355405
Dec 18	$11,385	$13,223	$10,688	11,975.5061850019
Dec 19	$13,348	$17,386	$11,620	14,348.5752969485
Dec 20	$14,983	$20,585	$12,492	16,402.2401378628
Dec 21	$16,487	$26,494	$12,299	18,519.2934949935
Dec 22	$13,998	$21,696	$10,699	15,668.0411102299
Dec 23	$15,847	$27,399	$11,291	18,115.5763431686
Dec 24	$17,171	$34,254	$11,432	20,424.0260939236

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL Balanced Index Strategy Fund	8.36%	5.17%	5.56%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Balanced Composite Index	12.74%	7.32%	7.40%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 332,659,015
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 171,628
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000075565
Shareholder Report [Line Items]
Fund Name	AZL DFA Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL DFA Multi-Strategy Fund (the “Fund”) returned 9.04%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. Several factors drove these gains, including easing fears of a pending recession and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• The Fund’s more value-oriented style.

• Slight underperformance of the fixed income allocation.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$9,933	$10,138	$10,055	10,119.532735665
Dec 16	$10,859	$11,351	$10,321	10,950.8285791854
Dec 17	$12,237	$13,829	$10,687	12,512.9041021404
Dec 18	$11,515	$13,223	$10,688	12,229.466630439
Dec 19	$13,423	$17,386	$11,620	14,932.536448422
Dec 20	$14,851	$20,585	$12,492	17,228.108303895
Dec 21	$16,902	$26,494	$12,299	19,976.455673268
Dec 22	$14,973	$21,696	$10,699	16,797.97156569
Dec 23	$16,953	$27,399	$11,291	19,772.706692013
Dec 24	$18,485	$34,254	$11,432	22,764.6472878642

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL DFA Multi-Strategy Fund	9.04%	6.61%	6.34%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 660,483,880
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 348,123
InvestmentCompanyPortfolioTurnover	19.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000107929
Shareholder Report [Line Items]
Fund Name	AZL MVP Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Balanced Index Strategy Fund (the “Fund”) returned 8.28%. That compared to 25.02%, 1.25% and 12.74% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Balanced Composite Index (a blended index comprised of (50%) S&P 500 Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the period under review, especially large-cap stocks. Small- and mid-cap equities generally produced positive returns but tended to underperform large-cap stocks during the year. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year, for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Balanced Composite Index for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Balanced Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Balanced Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.000000005
Dec 15	$9,978	$10,138	$10,055	10,112.0068927369
Dec 16	$10,637	$11,351	$10,321	10,848.0521878323
Dec 17	$11,850	$13,829	$10,687	12,195.8274355405
Dec 18	$11,323	$13,223	$10,688	11,975.5061850019
Dec 19	$13,239	$17,386	$11,620	14,348.5752969485
Dec 20	$14,030	$20,585	$12,492	16,402.2401378628
Dec 21	$15,437	$26,494	$12,299	18,519.2934949935
Dec 22	$13,142	$21,696	$10,699	15,668.0411102299
Dec 23	$14,831	$27,399	$11,291	18,115.5763431686
Dec 24	$16,059	$34,254	$11,432	20,424.0260939236

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Balanced Index Strategy Fund	8.28%	3.94%	4.85%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Balanced Composite Index	12.74%	7.32%	7.40%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 729,182,157
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 772,342
InvestmentCompanyPortfolioTurnover	11.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000154558
Shareholder Report [Line Items]
Fund Name	AZL MVP DFA Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP DFA Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP DFA Multi-Strategy Fund (the “Fund”) returned 8.95%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the year, especially large-cap stocks. Several factors drove these gains, including easing recession fears and moderating inflation. In this environment, the Federal Reserve cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• The Fund’s more value-oriented style.

• Slight underperformance of the fixed income allocation.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP DFA Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Apr 15	$10,000	$10,000	$10,000	10,000.0000000054
Dec 15	$9,500	$9,798	$9,872	9,867.54966887955
Dec 16	$10,360	$10,970	$10,134	10,678.1456953701
Dec 17	$11,660	$13,365	$10,493	12,201.3245033179
Dec 18	$10,935	$12,779	$10,494	11,924.9448123685
Dec 19	$12,663	$16,803	$11,409	14,560.7064017739
Dec 20	$13,141	$19,895	$12,265	16,799.1169978017
Dec 21	$14,947	$25,605	$12,076	19,479.0286975824
Dec 22	$13,189	$20,968	$10,505	16,379.6909492363
Dec 23	$14,995	$26,480	$11,086	19,280.3532008935
Dec 24	$16,338	$33,105	$11,224	22,197.7924944933

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 4/27/15
AZL MVP DFA Multi-Strategy Fund	8.95%	5.23%	5.20%
S&P 500 Index	25.02%	14.53%	13.15%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.20%
Moderate Composite Index	15.13%	8.80%	8.58%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,291,890,081
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,364,790
InvestmentCompanyPortfolioTurnover	20.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000112693
Shareholder Report [Line Items]
Fund Name	AZL MVP FIAM Multi-Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP FIAM Multi-Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP FIAM Multi-Strategy Fund (the “Fund”) returned 11.06%. That compared to 25.02%, 1.25% and 10.38% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Income & Growth Composite Index (a blended index comprised of (40%) S&P 500 index and (60%) Bloomberg U.S. Aggregate Bond Index), respectively. U.S. stocks generated strong returns for the year. A series of interest rate cuts, stabilizing inflation, and consistently strong results from large-cap technology companies developing AI-related applications boosted investor sentiment throughout the period.

Most fixed income asset classes provided positive returns for 2024 as credit spreads tightened and higher coupons provided positive income. The Federal Reserve cut the federal funds target rate three times during the year. In this environment, most fixed income categories ended the year with yields close to their historical averages and credit spreads near the lowest end of their historical ranges.

The Fund narrowly outperformed its blended benchmark, the Income & Growth Composite Index, for the year ended December 31, 2024. The Fund's equity component outperformed its equity benchmark, the S&P 500 Index.

The following factors contributed to the Fund’s relative performance:

• Stock selection based on quality measures, especially those focused on profitability.

• Stock selection within consumer staples and information technology.

• The Fund’s above-benchmark exposure to the outperforming communication services sector.

• The Fund’s below-benchmark exposure to the underperforming real estate sector.

The Fund’s fixed income component outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s holdings of high-yield corporate bonds, which offered compelling yields throughout the period.

• Security selection in the industrials sector.

• Security selection in high-quality, short-duration asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS).

The Fund held futures to equitize its cash positions during the period. Exposure to this form of derivative did not materially impact the Fund's performance.

The MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged briefly during the third quarter. The MVP process had a negligible impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP FIAM Multi-Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Income and Growth Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.0000000031
Dec 15	$9,379	$10,138	$10,055	10,102.5804396336
Dec 16	$9,455	$11,351	$10,321	10,744.8231921027
Dec 17	$10,489	$13,829	$10,687	11,884.0395030301
Dec 18	$10,265	$13,223	$10,688	11,719.6559413862
Dec 19	$11,933	$17,386	$11,620	13,776.3618986981
Dec 20	$12,787	$20,585	$12,492	15,587.1296591319
Dec 21	$14,203	$26,494	$12,299	17,132.2077094669
Dec 22	$12,242	$21,696	$10,699	14,581.0767760478
Dec 23	$13,788	$27,399	$11,291	16,558.1395348888
Dec 24	$15,312	$34,254	$11,432	18,276.5211850964

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP FIAM Multi-Strategy Fund	11.06%	5.11%	4.35%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Income and Growth Composite Index	10.38%	5.82%	6.22%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 296,144,948
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 280,016
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000107931
Shareholder Report [Line Items]
Fund Name	AZL MVP Global Balanced Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Global Balanced Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Global Balanced Index Strategy Fund (the “Fund”) returned 9.44%. That compared to 18.67%, 1.25%, and 10.00% total return for its benchmarks, the MSCI World Index, the Bloomberg U.S. Aggregate Bond Index, and the Global Balanced Composite Index (a blended index comprised of (50%) MSCI World Index and (50%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the year under review, especially large-cap stocks. Several factors drove these gains, including easing recession fears and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although these returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its composite benchmark, the Global Balanced Composite Index, for the year ended December 31, 2024.

The following factors impacting the underlying funds in which the Fund invests detracted from the Fund’s relative performance:

• Fair value adjustments.

• Duration positioning in the fourth quarter.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Global Balanced Index Strategy Fund	Bloomberg U.S. Aggregate Bond Index	MSCI World Index (net of withholding taxes)	MSCI World Index (gross of withholding taxes)	Global Balanced Composite Index
Dec 14	$10,000	$10,000	$10,000	10,000.0000000104	10,000.0000000016
Dec 15	$9,851	$10,055	$9,913	9,967.92064003044	10,029.3075245382
Dec 16	$10,180	$10,321	$10,657	10,780.6082071245	10,574.5637949854
Dec 17	$11,355	$10,687	$13,045	13,267.9574678287	11,948.6095965123
Dec 18	$10,699	$10,688	$11,908	12,179.3591963832	11,489.2311886606
Dec 19	$12,432	$11,620	$15,203	15,638.5391119179	13,600.0545256293
Dec 20	$13,403	$12,492	$17,621	18,218.3183018658	15,437.5681570363
Dec 21	$14,482	$12,299	$21,465	22,289.6545239652	16,977.9171210497
Dec 22	$12,151	$10,699	$17,571	18,337.0918579422	14,402.2628135247
Dec 23	$13,834	$11,291	$21,751	22,814.1606789089	16,522.6281352263
Dec 24	$15,139	$11,432	$25,812	27,193.2048801029	18,175.4362050194

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Global Balanced Index Strategy Fund	9.44%	4.02%	4.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
MSCI World Index (net of withholding taxes)	18.67%	11.17%	9.95%
MSCI World Index (gross of withholding taxes)	19.19%	11.70%	10.52%
Global Balanced Composite Index	10.00%	5.97%	6.16%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 453,138,316
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 485,095
InvestmentCompanyPortfolioTurnover	3.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000107930
Shareholder Report [Line Items]
Fund Name	AZL MVP Growth Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Growth Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Growth Index Strategy Fund (the “Fund”) returned 12.10%. That compared to 25.02%, 1.25% and 18.78% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Growth Composite Index (a blended index comprised of (75%) S&P 500 Index and (25%) Bloomberg U.S. Aggregate Bond Index), respectively.

U.S. equities posted positive performance for the year, especially large-cap stocks. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Growth Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• Slight underperformance of the fixed income allocation.

The MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was engaged briefly during the third quarter. Because equities gained during this period, it had a slightly negative impact on the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Growth Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Growth Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.99999999646
Dec 15	$9,920	$10,138	$10,055	10,128.6945141201
Dec 16	$10,594	$11,351	$10,321	11,102.6284218523
Dec 17	$12,285	$13,829	$10,687	12,997.0552950112
Dec 18	$11,493	$13,223	$10,688	12,607.1545424756
Dec 19	$13,851	$17,386	$11,620	15,832.1518158958
Dec 20	$14,506	$20,585	$12,492	18,482.3863016621
Dec 21	$16,885	$26,494	$12,299	22,295.7792561814
Dec 22	$14,336	$21,696	$10,699	18,570.1821354498
Dec 23	$16,746	$27,399	$11,291	22,447.922347031
Dec 24	$18,772	$34,254	$11,432	26,663.2130003177

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Growth Index Strategy Fund	12.10%	6.27%	6.50%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Growth Composite Index	18.78%	10.99%	10.30%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,840,314,886
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,953,343
InvestmentCompanyPortfolioTurnover	14.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000107932
Shareholder Report [Line Items]
Fund Name	AZL MVP Moderate Index Strategy Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP Moderate Index Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP Moderate Index Strategy Fund (the “Fund”) returned 9.93%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.U.S. equities posted positive performance for the year, especially large-cap stocks. Several factors drove these gains, including easing recession expectations and moderating inflation. In this environment, the Federal Reserve opted to cut the target federal funds rate three times during the year for a total reduction of 100 basis points.

Non-U.S. equities also gained for the year, although returns trailed U.S. equities, as economic growth in the Eurozone and Japan stagnated despite easing monetary policies.

Bonds gained despite generally rising yields and a steepening yield curve. Bonds with credit risk performed especially well.

The Fund, which invests in both U.S. and international markets, underperformed its blended benchmark, the Moderate Composite Index, for the year ended December 31, 2024.

The following factors detracted from the Fund’s relative performance:

• The Fund’s allocations to mid- and small-cap U.S. equities.

• Allocations to developed market non-U.S. equities.

• Slight underperformance within the fixed income allocation.

Market volatility was relatively low during most of the year, and the MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP Moderate Index Strategy Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$9,679	$10,138	$10,055	10,119.532735665
Dec 16	$10,205	$11,351	$10,321	10,950.8285791854
Dec 17	$11,553	$13,829	$10,687	12,512.9041021404
Dec 18	$10,946	$13,223	$10,688	12,229.466630439
Dec 19	$12,986	$17,386	$11,620	14,932.536448422
Dec 20	$13,822	$20,585	$12,492	17,228.108303895
Dec 21	$15,544	$26,494	$12,299	19,976.455673268
Dec 22	$13,154	$21,696	$10,699	16,797.97156569
Dec 23	$15,072	$27,399	$11,291	19,772.706692013
Dec 24	$16,568	$34,254	$11,432	22,764.6472878642

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP Moderate Index Strategy Fund	9.93%	4.99%	5.18%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 334,849,614
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 360,306
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]

C000135433
Shareholder Report [Line Items]
Fund Name	AZL MVP T. Rowe Price Capital Appreciation Plus Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Allianz?site=Allianz. You can also request this information by contacting us at 800-624-0197.
Additional Information Phone Number	800-624-0197
Additional Information Email	<a href="mailto:contact.us@allianzlife.com" style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 10.6667px; font-weight: 400; grid-area: auto; line-height: 16px; margin: 0px; overflow: visible; text-align: justify;">contact.us@allianzlife.com</a>
Additional Information Website	https://connect.rightprospectus.com/Allianz?site=Allianz
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended December 31, 2024, the AZL MVP T. Rowe Price Capital Appreciation Plus Fund (the “Fund”) returned 13.23%. That compared to 25.02%, 1.25% and 15.13% total return for its benchmarks, the S&P 500 Index, the Bloomberg U.S. Aggregate Bond Index, and the Moderate Composite Index (a blended index comprised of (60%) S&P 500 Index and (40%) Bloomberg U.S. Aggregate Bond Index), respectively.

Thanks to generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments, U.S. stocks produced sizeable gains for the second consecutive year.

Although inflation remained above the Federal Reserve’s (the Fed’s) long-term target of 2%, the central bank began reducing interest rates in mid-September to support labor market conditions. Intermediate and long-term U.S. Treasury yields fluctuated throughout the year but ultimately increased. This rise was driven in part by expectations for fewer interest rate cuts in 2025 due to inflation remaining above the Fed’s long-term target of 2%. The equity portion of the Fund underperformed its benchmark, the S&P 500 Index, for the year ended December 31, 2024.

Within equities, the following factors detracted from the Fund’s relative performance:

• An above-benchmark exposure to the health care sector.

• Stock selection in information technology.

Within equities, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s below-benchmark allocation to the consumer staples sector.

• An underweight and stock selection in the materials sector.

Meanwhile, the Fund’s fixed income sleeve strongly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the year ended December 31, 2024.

Within fixed income, the following factors contributed to the Fund’s performance on a relative basis:

• The Fund’s above-benchmark exposure to bank loans and high-yield bonds.

During the year, the Fund maintained exposure to covered call options, a type of derivative that is designed to provide downside protection for the portfolio while offering the benefits of owning a stock, such as dividends and capital appreciation, so long as the stock remains below the option strike price. The Fund’s covered call strategy made a modestly positive contribution to returns.

The MVP (Managed Volatility Portfolio) risk management process, which utilizes derivatives to seek to reduce portfolio volatility in unstable market conditions, was not engaged during the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	AZL MVP T. Rowe Price Capital Appreciation Plus Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	Moderate Composite Index
Dec 14	$10,000	$10,000	$10,000	9,999.9999999954
Dec 15	$10,415	$10,138	$10,055	10,119.532735665
Dec 16	$11,209	$11,351	$10,321	10,950.8285791854
Dec 17	$12,802	$13,829	$10,687	12,512.9041021404
Dec 18	$12,587	$13,223	$10,688	12,229.466630439
Dec 19	$15,280	$17,386	$11,620	14,932.536448422
Dec 20	$16,505	$20,585	$12,492	17,228.108303895
Dec 21	$19,318	$26,494	$12,299	19,976.455673268
Dec 22	$16,670	$21,696	$10,699	16,797.97156569
Dec 23	$19,563	$27,399	$11,291	19,772.706692013
Dec 24	$22,152	$34,254	$11,432	22,764.6472878642

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
AZL MVP T. Rowe Price Capital Appreciation Plus Fund	13.23%	7.71%	8.28%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Moderate Composite Index	15.13%	8.80%	8.57%

No Deduction of Taxes [Text Block]	Performance reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. In the absence of applicable fee waivers, expense caps and/or reimbursements, Fund performance would have been reduced. Performance data does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AssetsNet	$ 1,079,332,138
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,138,023
InvestmentCompanyPortfolioTurnover	5.00%
Holdings [Text Block]

Portfolio Composition

Material Fund Change [Text Block]